UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F


FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: _______June 2007______

Check here if Amendment 		[X]; Amendment Number: ______
This Amendment (Check only one.): 	[  ] is a restatement.
[X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	 ____Mohican Financial Management, LLC_______
Address: _____21 Railroad Ave, Suite 35________________
 _____Cooperstown, NY 13326_________________
 __________________________________________


Form 13F File Number: 28-12023_____


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 ___Eric Hage_______________________________
Title:	 ___Chief Investment Officer___________________
Phone:	 ___607.547.1357_____________________________


Signature, Place, and Date of Signing:


____Eric Hage__ ____Cooperstown, NY__ ____August 6, 2007___


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 _______NONE________
Form 13F Information Table Entry Total:	 ________51__________
Form 13F Information Table Value Total:  ______104,880_________
                                             (thousands)



Name Of Issuer Title of Class
Cusip
Number
Value
(x1000)
Shr/Prn
Amount
SH
PRN
PUT
CALL
Investment
Discretion
Other
Managers Sole Shared Other


***SUNTECH PWR HLDGS CO LTD
CONVERTIBLE CORPORAT 86800CAA2
2,118 2,100,000 PRN Sole 2,100,000

ALESCO FINANCIAL INC
CONVERTIBLE CORPORAT 014485AA4
2,208 2,400,000 PRN Sole 2,400,000

ALPHARMA INC-CL A A
CONVERTIBLE CORPORAT 020813AH4
202 200,000 PRN Sole 200,000

AMBASSADORS INTERNATIONAL INC
CONVERTIBLE CORPORAT 023178AB2
5,318 6,000,000 PRN Sole 6,000,000

ATS MEDICAL INC
CONVERTIBLE CORPORAT 002083AA1
1,086 1,200,000 PRN Sole 1,200,000

BARNES GROUP INC W/RTS TO PUR
CONVERTIBLE CORPORAT 067806AC3
1,850 1,850,000 PRN Sole 1,850,000

BIOMARIN PHARMACEUTICAL INC
CONVERTIBLE CORPORAT 09061GAD3
2,681 2,500,000 PRN Sole 2,500,000

BORLAND SOFTWARE CORP
CONVERTIBLE CORPORAT 099849AA9
4,122 4,000,000 PRN Sole 4,000,000

C&D TECHNOLOGIES INC
CONVERTIBLE CORPORAT 124661AA7
1,698 1,750,000 PRN Sole 1,750,000

CACI INTL INC
CONVERTIBLE CORPORAT 127190AC0
1,283 1,200,000 PRN Sole 1,200,000

CERADYNE INC CALIF
CONVERTIBLE CORPORAT 156710AA3
2,010 1,442,000 PRN Sole 1,442,000

CHARTER COMMUNICATIONS INC DEL
CONVERTIBLE CORPORAT 16117MAE7
2,252 1,260,000 PRN Sole 1,260,000

CHINA MED TECHNOLOGIES INC ADR
CONVERTIBLE CORPORAT 169483AA2
1,515 1,300,000 PRN Sole 1,300,000

CHINA MED TECHNOLOGIES INC ADR
CONVERTIBLE CORPORAT 169483AB0
1,165 1,000,000 PRN Sole 1,000,000

COUNTRYWIDE FINANCIAL CORP
CONVERTIBLE CORPORAT 222372AL8
4,380 4,500,000 PRN Sole 4,500,000

CRESCENT REAL ESTATE EQUITIES
PREFERRED STOCKS 225756204
868 34,905 SH Sole 34,905

CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORAT 229678AC1
1,647 1,800,000 PRN Sole 1,800,000

CURAGEN CORP
CONVERTIBLE CORPORAT 23126RAE1
1,913 2,500,000 PRN Sole 2,500,000

CYPRESS SEMICONDUCTOR CORP
CONVERTIBLE CORPORAT 232806AJ8
3,536 3,200,000 PRN Sole 3,200,000

DECODE GENETICS INC
CONVERTIBLE CORPORAT 243586AB0
1,964 2,700,000 PRN Sole 2,700,000

DEVELOPERS DIVERSIFIED REALTY
CONVERTIBLE CORPORAT 251591AR4
184 200,000 PRN Sole 200,000

DIGITAL RIV INC
CONVERTIBLE CORPORAT 25388BAB0
924 800,000 PRN Sole 800,000

EDGE PETROLEUM CORPORATION
CONVERTIBLE PREFERRE 279862205
2,078 38,623 SH Sole 38,623

EMCORE CORP
CONVERTIBLE CORPORAT 290846AC8
2,412 2,200,000 PRN Sole 2,200,000

EMPIRE RESORTS INC
CONVERTIBLE CORPORAT 292052AB3
1,519 1,500,000 PRN Sole 1,500,000

FRONTIER AIRLINES INC
NEW CONVERTIBLE CORPORAT 359065AA7
2,147 2,475,000 PRN Sole 2,475,000

HILTON HOTELS CORP
CONVERTIBLE CORPORAT 432848AZ2
4,519 3,000,000 PRN Sole 3,000,000

ILLUMINA INC
CONVERTIBLE CORPORAT 452327AA7
2,145 2,000,000 PRN Sole 2,000,000

INCYTE PHARMACEUTICALS INC
CONVERTIBLE CORPORAT 45337CAE2
3,505 4,000,000 PRN Sole 4,000,000

K2 INC
CONVERTIBLE CORPORAT 482732AB0
3,254 2,700,000 PRN Sole 2,700,000

LECROY CORP
CONVERTIBLE CORPORAT 52324WAA7
2,359 2,500,000 PRN Sole 2,500,000

LIONS GATE ENTERTAINMENT COR
CONVERTIBLE CORPORAT 535919AF1
1,887 1,700,000 PRN Sole 1,700,000

MACROVISION CORP
CONVERTIBLE CORPORAT 555904AA9
1,245 1,000,000 PRN Sole 1,000,000

MACROVISION CORP
CONVERTIBLE CORPORAT 555904AB7
1,587 1,275,000 PRN Sole 1,275,000

MAGMA DESIGN AUTOMATION INC
CONVERTIBLE CORPORAT 559181AD4
1,631 1,500,000 PRN Sole 1,500,000

MICRON TECHNOLOGY INC
CONVERTIBLE CORPORAT 595112AH6
1,281 1,200,000 PRN Sole 1,200,000

MILLIPORE CORP
CONVERTIBLE CORPORAT 601073AD1
1,607 1,500,000 PRN Sole 1,500,000

NEWPORT CORP
CONVERTIBLE CORPORAT 651824AA2
2,693 2,900,000 PRN Sole 2,900,000

NII HLDGS INC
CONVERTIBLE CORPORAT 62913FAG7
1,584 1,600,000 PRN Sole 1,600,000

NORTHSTAR RLTY FIN CORP
CONVERTIBLE CORPORAT 66705CAA0
2,000 2,000,000 PRN Sole 2,000,000

NOVAMED EYECARE INC
CONVERTIBLE CORPORAT 66986WAA6
1,248 1,200,000 PRN Sole 1,200,000

NPS PHARMACEUTICALS INC
CONVERTIBLE CORPORAT 62936PAB9
1,425 1,500,000 PRN Sole 1,500,000

OSCIENT PHARMACEUTICALS CORP
CONVERTIBLE CORPORAT 68812RAC9
4,672 6,400,000 PRN Sole 6,400,000

SCHOOL SPECIALTY INC
CONVERTIBLE CORPORAT 807863AE5
1,530 1,500,000 PRN Sole 1,500,000

SEALED AIR CORP
CONVERTIBLE CORPORAT 81211KAG5
1,772 1,750,000 PRN Sole 1,750,000

SPARTAN STORES INC
CONVERTIBLE CORPORAT 846822AD6
2,466 2,170,000 PRN Sole 2,170,000

ST JUDE MEDICAL INC
CONVERTIBLE CORPORAT 790849AC7
1,136 1,150,000 PRN Sole 1,150,000

TEKTRONIX INC
CONVERTIBLE CORPORAT 879131AG5
598 600,000 PRN Sole 600,000

VERIFONE HOLDINGS INC
CONVERTIBLE CORPORAT 92342YAA7
790 800,000 PRN Sole 800,000

WORLD ACCEPTANCE CORP-DEL
CONVERTIBLE CORPORAT 981417AA6
1,868 2,000,000 PRN Sole 2,000,000



Rows - 51
Number of other managers - 0